Debt - Schedule of Components of Debt (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 10, 2021
Line of Credit Facility [Line Items]
Debt, gross	$ 3,736,506
Total debt	3,686,921	$ 4,100,218
Current portion of long-term debt	(188,306)	(73,770)
Long-term debt, less current portion	3,498,615	4,026,448
Line of credit | Secured Debt
Line of Credit Facility [Line Items]
Debt, gross	$ 18,000
Line of credit | Credit Agreement
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.85%
Line of credit | Credit Agreement | Term Loan A Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.85%
Debt, gross	$ 624,375	775,625
Line of credit | Credit Agreement | Term Loan A And Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt issuance costs	$ (8,141)	(13,586)
Line of credit | Credit Agreement | Term Loan B Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate	2.00%
Debt, gross	$ 2,102,358	2,384,536
Debt issuance costs	$ (36,478)	(49,835)
Line of credit | 1.3% Term loan | Secured Debt
Line of Credit Facility [Line Items]
Interest rate on debt	1.30%
Debt, gross	$ 0	335
Line of credit | Facility construction loan in Germany | Secured Debt
Line of Credit Facility [Line Items]
Interest rate on debt	1.55%
Debt, gross	$ 17,682	19,082
Line of credit | Borrowings on local lines of credit | Secured Debt
Line of Credit Facility [Line Items]
Debt, gross	$ 2,091	0
Senior Notes | 5.00% Senior Notes
Line of Credit Facility [Line Items]
Interest rate on debt	5.00%		5.00%
Debt, gross	$ 990,000	990,000
Debt issuance costs	$ (4,966)	$ (5,939)